UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

555 Taxter Road Suite 175
Elmsford, NY 10523
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2012 (Unaudited)

Identifier	COMMON STOCKS - 98.30%	Shares	Value
	Administrative and Support Services - 1.79%
CRMZ	CreditRiskMonitor.com, Inc.*	600	$1,650
CTRP	Ctrip.com International Ltd. - ADR*^	6,000	101,280
EXPE	Expedia, Inc.	20,100	1,162,584
IILG	Interval Leisure Group, Inc.	200	3,786
TRIP	TripAdvisor Inc.*	25,160	828,519
			2,097,819
	Broadcasting (except Internet) - 32.90%
CBS	CBS Corporation - Class B	48,340	1,756,192
DISCA	Discovery Communications, Inc. - Class A*^	90,412	5,391,268
LBTYK	Liberty Global, Inc. - Series C*	96,000	5,416,320
LMCA	Liberty Media Corporation - Liberty Capital - Series A*^	109,499	11,406,511
SNI	Scripps Networks Interactive - Class A	65,000	3,979,950
SIRI	Sirius XM Radio, Inc.*	46,000	119,600
VIAB	Viacom Inc. - Class B	100,000	5,359,000
TWX	Time Warner, Inc.^	80,000	3,626,400
DIS	The Walt Disney Company^	29,691	1,552,245
			38,607,486
	Computer and Electronic Product Manufacturing - 3.65%
AAPL	Apple, Inc.	5,000	3,336,300
QCOM	QUALCOMM Inc.	15,000	937,350
ZNGA	Zynga, Inc. - Class A*	2,000	5,680
			4,279,330
	Credit Intermediation and Related Activities - 0.13%
TREE	Tree.com, Inc.*	10,033	157,217

	Data Processing, Hosting and Related Services - 0.14%
CSGP	CoStar Group, Inc.*	2,000	163,080

	Data Processor - 4.39%
MA	Mastercard, Inc. - Class A	5,000	2,257,400
VRSK	Verisk Analytics, Inc. - Class A*	10,000	476,100
V	Visa, Inc. - Class A^	18,000	2,417,040
			5,150,540
	Defense - 3.59%
CACI	CACI International, Inc. - Class A*^	48,000	2,485,920
MANT	ManTech International Corporation - Class A^	72,000	1,728,000
			4,213,920
	E-Commerce - 2.70%
IACI	IAC/InterActiveCorp	60,740	3,162,124

	Gaming - 1.14%
200 HK	Melco International Development Limited	1,500,000	1,340,590

	Global Exchanges - 1.43%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	20,000	90,210
JSE SJ	JSE Limited	51,000	422,192
8697 JP	Osaka Securities Exchange Co., Ltd.	33	143,561
SGX SP	Singapore Exchange Limited	180,000	1,026,727
			1,682,690
	Holding Company - 1.37%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	5
IEP	Icahn Enterprises LP	21,446	872,423
JSHLY	Jardine Strategic Holdings Limited - ADR	1,500	102,000
LVNTA	Liberty Ventures - Series A*^	12,800	635,392
			1,609,820
	Motion Picture and Sound Recording Industries - 2.53%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	154,420	2,969,497

	Motor Vehicle and Parts Dealers - 1.15%
AN	AutoNation, Inc.*^	30,890	1,348,966

	Non-Store Retailers - 10.88%
CPRT	Copart, Inc.*	40,060	1,110,864
EBAY	eBay, Inc.*	81,290	3,935,249
HSNI	HSN, Inc.	200	9,810
LINTA	Liberty Interactive Corporation - Class A*	174,500	3,228,250
OSTK	Overstock.com, Inc.*^	1,000	10,360
RBA	Ritchie Bros. Auctioneers, Incorporated^	144,000	2,769,120
SOHU	Sohu.com Inc.*^	18,000	757,620
BID	Sotheby's^	30,000	945,000
			12,766,273
	Other Exchanges - 0.47%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	316,800
URB/A CN	Urbana Corporation - Class A*	240,000	229,478
			546,278
	Other Information Services - 10.01%
GOOG	Google Inc. - Class A*	9,970	7,522,365
NTES	NetEase.com Inc. - ADR*^	11,320	635,505
SINA	SINA Corporation*	40,000	2,587,200
YHOO	Yahoo! Inc.*	60,000	958,500
YOKU	Youku.com, Inc. - ADR*	2,160	39,722
			11,743,292
	Performing Arts, Spectator Sports, and Related Industries - 3.77%
LYV	Live Nation Entertainment, Inc.*^	112,724	970,554
MSG	The Madison Square Garden Company - Class A*	85,815	3,455,770
			4,426,324
	Professional, Scientific, and Technical Services - 2.17%
CTSH	Cognizant Technology Solutions Corporation - Class A*	20,000	1,398,400
ICGE	ICG Group Inc.*^	15,000	152,400
INFY	Infosys Technologies Limited - ADR^	20,000	970,800
MWW	Monster Worldwide, Inc.*^	2,000	14,660
WYY	WidePoint Corp.*	39,062	14,844
			2,551,104
	Rental and Leasing Services - 0.80%
CDCO	Comdisco Holding Company, Inc.*	194,400	933,120

	Satellite Telecommunications - 7.94%
DISH	DISH Network Corp. - Class A	114,400	3,501,784
SATS	EchoStar Corporation - Class A*	143,480	4,112,137
2008 HK	Phoenix Satellite Television Holdings Limited	4,400,000	1,378,892
VSAT	ViaSat, Inc.*^	8,600	321,468
			9,314,281
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.86%
COWN	Cowen Group, Inc. - Class A*^	193,103	521,378
ICE	IntercontinentalExchange Inc.*	11,000	1,467,510
MKTX	MarketAxess Holdings, Inc.	6,000	189,600
			2,178,488
	Special Purpose Entity - 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Series ACC-4 Int*+	250,827	-
ADPAL	Adelphia Recovery Trust Series ACC-6 E/F Int*+	4,878,645	-
			-
	Telecommunications - 1.99%
CHU	China Unicom (Hong Kong) Limited - ADR^	70,600	1,151,486
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited - ADR^	2,045,000	1,183,949
ICTG	ICTC Group Inc.*	149	4,768
			2,340,203
	U.S. Equity Exchanges - 0.42%
NYX	NYSE Euronext^	19,830	488,810

	Warehousing and Storage - 1.08%
IRM	Iron Mountain Incorporated	37,147	1,267,084

	TOTAL COMMON STOCKS
	(cost $77,891,874 )		115,338,336

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	-
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	-
	TOTAL ESCROW NOTES
	(cost $0 )		-

	RIGHTS - 0.81%	Shares
	Non-Store Retailers - 0.03%
LVNAR	Liberty Ventures
	Expiration Date: 10/09/2012
	Strike Price: $35.99*	2,908	39,379

	Rental and Leasing Services - 0.78%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00*	12,240,699	918,053
	TOTAL RIGHTS
	(cost $2,643,576)		957,432

	SHORT-TERM INVESTMENTS - 0.84%	Principal Amount
	Commercial Paper - 0.81%
	U.S. Bank N.A.
035017743	0.020%, 10/01/2012	$955,000	955,000

		Shares
	Money Market Funds - 0.03%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	32,530	32,530

	TOTAL SHORT-TERM INVESTMENTS		987,530
	(cost $987,530)

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 28.08%
	Investment Companies - 28.08%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.29%b
		32,949,113	32,949,113
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $32,949,113)		32,949,113

	TOTAL INVESTMENTS - 128.03%
	(cost $114,472,093)(a)		$150,232,411

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2012. Total loaned securities had a market value of $31,776,878 at September 30, 2012.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2012.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.

(a) The cost basis of investments for federal tax purposes at September 30, 2012 was as follows@:
Cost of investments	$115,265,605
Gross unrealized appreciation		44,800,896
Gross unrealized depreciation		(9,834,090)
Net unrealized appreciation	$34,966,806

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2012 (Unaudited)

Identifier	COMMON STOCKS - 90.34%	Shares	Value
	Apparel Manufacturing - 3.69%
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,620	$243,568

	Arts, Entertainment, and Recreation - 0.20%
585 HK	Imagi International Holdings Limited*	1,000,000	13,283

	Asset Management - 12.65%
BX	The Blackstone Group LP^	2,150	30,702
BAM	Brookfield Asset Management Inc. - Class A	4,900	169,099
DDEJF	Dundee Corporation - Class A*	2,700	67,554
JZCP LN	JZ Capital Partners Ltd.	10,000	61,686
ONEXF	Onex Corporation	6,675	263,396
RCP LN	RIT Capital Partners PLC	7,400	135,627
806 HK	Value Partners Group Limited	218,000	106,553
			834,617
	Beverage and Tobacco Product Manufacturing - 0.34%
ZWACK HB	Zwack Unicum Nyrt.	400	22,174

	Broadcasting (except Internet) - 3.94%
LMCA	Liberty Media Corporation - Liberty Capital - Series A*^	2,494	259,800

	Building Material and Garden Equipment and Supplies Dealers - 0.03%
OSH	Orchard Supply Hardware Stores Corporation - Class A*^	132	1,911

	Chemical Manufacturing - 1.00%
LYB	LyondellBasell Industries NV - Class A	1,280	66,125

	Commercial Banking - 0.36%
BHW PW	Bank Handlowy w Warszawie S.A.	500	13,734
MIL PW	Bank Millennium S.A.*	8,000	9,689
			23,423
	Construction of Buildings - 2.62%
BRP	Brookfield Residential Properties Inc.*^	9,865	137,913
LEN	Lennar Corporation - Class A^	1,000	34,770
			172,683
	Credit Intermediation and Related Activities - 1.05%
MFG	Mizuho Financial Group, Inc. - ADR	10,620	34,303
SMFG	Sumitomo Mitsui Financial Group, Inc. - ADR	5,685	35,133
			69,436
	Crop Production - 0.22%
CRESY	Cresud S.A.C.I.F.y A. - ADR	1,765	14,420

	European Exchanges - 1.00%
BME SM	Bolsas y Mercados Espanoles	3,130	65,823

	Food Manufacturing - 0.98%
BARN SW	Barry Callebaut AG*	70	64,939

	Gaming - 2.69%
WYNN	Wynn Resorts Limited	1,535	177,201

	General Merchandise Stores - 2.99%
SHLD	Sears Holdings Corporation*^	3,550	196,990

	Global Exchanges - 2.27%
BVMF3 BZ	BM&FBOVESPA SA	9,470	57,037
EXAE GA	Hellenic Exchanges SA Holding Clearing Settlement and Registry	4,000	18,042
8697 JP	Osaka Securities Exchange Co., Ltd.	5	21,752
SGX SP	Singapore Exchange Limited	9,275	52,905
			149,736
	Holding Company - 12.44%
BOL FP	Bollore SA	825	214,207
IEP	Icahn Enterprises LP	4,032	164,022
JS SP	Jardine Strategic Holdings Limited	6,170	209,286
LUK	Leucadia National Corporation^	7,645	173,924
LVNTA	Liberty Ventures - Series A*^	1,200	59,568
			821,007
	Insurance Carriers and Related Activities - 3.78%
FFH CN	Fairfax Financial Holdings Limited	150	57,939
GLRE	Greenlight Capital Re, Ltd. - Class A*^	7,735	191,441
			249,380
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 1.57%
RSE	Rouse Properties, Inc.^	7,200	103,320

	Machinery Manufacturing - 0.39%
KWG GR	KHD Humboldt Wedag International AG*	3,978	25,447

	Merchant Wholesalers, Durable Goods - 4.68%
CFR VX	Compagnie Financiere Richemont SA	5,010	300,440
DIA SM	Distribuidora Internacional de Alimentacion SA	1,500	8,279
			308,719
	Merchant Wholesalers, Nondurable Goods - 1.80%
GLEN LN	Glencore International PLC	16,710	92,580
NOBL SP	Noble Group Ltd.	24,000	25,913
			118,493
	Mining (except Oil and Gas) - 3.21%
ELT AU	Elementos Ltd.*	9,081	349
FNV	Franco-Nevada Corporation^	3,185	187,692
NCQ	NovaCopper Inc.*	666	1,432
NG	NovaGold Resources Inc.*^	4,000	22,400
			211,873
	Motion Picture and Sound Recording Industries - 1.05%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	3,600	69,228

	Non-Store Retailers - 1.90%
LINTA	Liberty Interactive Corporation - Class A*	6,800	125,800

	Oil and Gas - 0.66%
TPL	Texas Pacific Land Trust*	800	43,680

	Oil and Gas Extraction - 3.70%
CNQ	Canadian Natural Resources Ltd.	690	21,245
CLR	Continental Resources, Inc.*	1,050	80,745
MAU FP	Establissements Maurel et Prom	1,000	14,829
MPNG FP	Maurel et Prom Nigeria*	1,000	2,660
POU CN	Paramount Resources Ltd. - Class A*	1,410	42,999
TOU CN	Tourmaline Oil Corp.*	2,615	81,634
			244,112
	Professional, Scientific, and Technical Services - 0.72%
BSLN SW	Basilea Pharmaceutica AG*	750	37,879
ICLL AV	Intercell AG*	4,000	9,406
			47,285
	Publishing Industries (except Internet) - 0.13%
PRS SM	Promotora de Informaciones S.A. - Class A - ADR*	18,310	8,823

	Real Estate - 12.83%
BRE CN	Brookfield Real Estate Services, Inc.	5,050	66,830
CWT-U CN	Calloway - REIT	5,100	154,956
CIT SP	City Developments Limited	10,715	102,505
FCE/A	Forest City Enterprises, Inc. - Class A*^	18,505	293,304
823 HK	The Link - REIT	41,900	198,583
UOL SP	UOL Group Ltd.	6,520	30,443
			846,621
	Restaurants - 1.63%
WEN	The Wendy's Company	23,700	107,835

	Satellite Telecommunications - 0.46%
DISH	DISH Network Corp. - Class A	1,000	30,610

	Support Activities for Transportation - 3.36%
694 HK	Beijing Capital International Airport Company Limited - Class H	331,000	221,974

	TOTAL COMMON STOCKS
	(cost $5,695,753 )		5,960,336

	PREFERRED STOCKS - 0.00%
	Building Material and Garden Equipment and Supplies Dealers - 0.00%
685691503	Orchard Supply Hardware Stores Corporation - Series A*	132	257

	TOTAL PREFERRED STOCKS
	(cost $191)		257

	RIGHTS - 0.12%
	General Merchandise Stores - 0.12%
SHOSR	Sears Hometown and Outlet Stores Inc.
	Expiration Date: 10/08/2012
	Strike Price: $15.00*#	2,925	7,956
	Mining (except Oil and Gas) - 0.00%
B4XF94RTS	Elementos Ltd.
	Expiration Date: 10/01/2012
	Strike Price: $0.04*+#	7,265	–
	TOTAL RIGHTS
	(cost $6,107)		7,956

	WARRANTS - 0.01%
	Oil and Gas and Consumable Fuels - 0.01%
MAUBS FP	Etablissements Maurel et Prom
	Expiration Date: 6/30/2014
	Exercise Price: $14.20*	1,000	312
	TOTAL WARRANTS
	(cost $0)		312

	SHORT-TERM INVESTMENTS - 8.17%	Principal Amount
	Commercial Paper - 4.24%
035017743	U.S. Bank N.A.
	0.020%, 10/01/2012	$280,000	280,000

	Money Market Funds - 3.93%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I - 0.01%b	259,000	259,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $539,000)		539,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 18.99%
	Investment Companies - 18.99%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.29%b	1,252,834	1,252,834
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $1,252,834 )		1,252,834

	TOTAL INVESTMENTS - 117.63%
	(cost $7,493,885)(a)		$7,760,695

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2012. Total loaned securities had a market value of $1,209,837 at September 30, 2012.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2012.
#	- Contingent value right (Contingent upon profitability of Company).
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at September 30, 2012 was as follows:(a)
Cost of investments	$7,506,372
Gross unrealized appreciation		632,243
Gross unrealized depreciation		(377,920)
Net unrealized appreciation	$254,323

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2012 (Unaudited)

Identifier	COMMON STOCKS - 93.12%	Shares	Value
	Apparel Manufacturing - 0.02%
LVMUY	LVMH Moet Hennessy Louis Vuitton SA - ADR^	5,200	$156,364

	Asset Management - 6.38%
BAM	Brookfield Asset Management Inc. - Class A	1,273,390	43,944,689
DDEJF	Dundee Corporation - Class A*	26,300	658,026
JZCP LN	JZ Capital Partners Ltd.	15,200	93,762
ONEXF	Onex Corporation	186,700	7,367,182
RCP LN	RIT Capital Partners plc	30,800	564,503
806 HK	Value Partners Group Limited	3,649,000	1,783,546
WETF	WisdomTree Investments, Inc.*	150,000	1,005,000
			55,416,708
	Beverage and Tobacco Product Manufacturing - 0.01%
BF/A	Brown-Forman Corporation - Class A	450	28,129
PM	Philip Morris International, Inc.	750	67,455
			95,584
	Broadcasting (except Internet) - 13.66%
CBS	CBS Corporation - Class B	559,720	20,334,627
DISCA	Discovery Communications, Inc. - Class A*^	389,623	23,233,220
LMCA	Liberty Media Corporation - Liberty Capital - Series A*	583,044	60,735,693
SNI	Scripps Networks Interactive - Class A	69,973	4,284,447
VIAB	Viacom Inc. - Class B	188,499	10,101,661
			118,689,648
	Building Material and Garden Equipment and Supplies Dealers - 0.04%
OSH	Orchard Supply Hardware Stores Corporation - Class A*^	23,155	335,284

	Chemical Manufacturing - 1.22%
OPK	OPKO Health, Inc.*^	4,000	16,720
SIAL	Sigma-Aldrich Corporation^	145,815	10,494,306
VHI	Valhi, Inc.^	6,000	73,200
			10,584,226
	Clothing and Clothing Accessories Stores - 0.15%
LTD	Limited Brands, Inc.	25,600	1,261,056

	Construction of Buildings - 0.14%
BRP	Brookfield Residential Properties Inc.*	22,800	318,744
LEN	Lennar Corporation - Class A^	26,300	914,451
			1,233,195
	Credit Intermediation and Related Activities - 0.00%
UCBHQ	UCBH Holdings, Inc.*^+	112,751	-

	E-Commerce - 0.21%
IACI	IAC/InterActiveCorp	34,800	1,811,688

	Gaming - 4.37%
LVS	Las Vegas Sands Corp.	365,800	16,962,146
MGM	MGM Resorts International*	481,600	5,177,200
WYNN	Wynn Resorts Limited	137,495	15,872,423
			38,011,769
	General Merchandise Stores - 3.84%
JCP	J.C. Penney Company, Inc.^	283,400	6,883,786
SCC CN	Sears Canada Inc.*	306,219	3,426,314
SHLD	Sears Holdings Corporation*^	414,800	23,017,252
			33,327,352
	Global Exchanges - 0.74%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	36,000	162,379
JSE SJ	JSE Limited	448,000	3,708,663
8697 JP	Osaka Securities Exchange Co., Ltd.	596	2,592,798
			6,463,840
	Holding Company - 9.37%
BOL FP	Bollore SA	5,200	1,350,150
1 HK	Cheung Kong (Holdings) Limited	360,000	5,278,790
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	23,520	61
IEP	Icahn Enterprises LP	751,688	30,578,668
JSHLY	Jardine Strategic Holdings Limited - ADR	68,400	2,442,816
LUK	Leucadia National Corporation^	1,700,000	38,675,000
LVNTA	Liberty Ventures - Series A*^	61,500	3,052,860
			81,378,345
	Insurance Carriers and Related Activities - 1.20%
MKL	Markel Corporation*	22,732	10,422,395

	Lessors of Nonresidential Buildings (except Miniwarehouses) - 7.08%
ALX	Alexander's, Inc. - REIT^	5,091	2,176,352
HHC	The Howard Hughes Corporation*	790,180	56,142,289
RSE	Rouse Properties, Inc.^	226,000	3,243,100
			61,561,741
	Lessors of Residential Buildings and Dwellings - 1.93%
ELS	Equity Lifestyle Properties, Inc. - REIT	245,870	16,748,664

	Machinery Manufacturing - 0.07%
CFX	Colfax Corporation*^	17,300	634,391

	Manufactured Brands - 2.18%
JAH	Jarden Corporation	357,943	18,913,708

	Merchant Wholesalers, Nondurable Goods - 0.01%
GLEN LN	Glencore International PLC	12,000	66,485
NOBGY	Noble Group Limited - ADR^	1,200	25,548
			92,033
	Mining (except Oil and Gas) - 2.66%
FNV	Franco-Nevada Corporation^	392,100	23,106,453

	Motion Picture and Sound Recording Industries - 4.11%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	1,856,860	35,707,418

	Motor Vehicle and Parts Dealers - 7.88%
AN	AutoNation, Inc.*^	1,123,100	49,045,777
AZO	AutoZone, Inc.*	52,600	19,444,642
			68,490,419
	Non-Store Retailers - 2.42%
LINTA	Liberty Interactive Corporation - Class A*	1,137,800	21,049,300

	Oil and Gas - 1.49%
TPL	Texas Pacific Land Trust	236,600	12,918,360

	Oil and Gas Extraction - 4.33%
CNQ	Canadian Natural Resources Ltd.^	408,000	12,562,320
CLR	Continental Resources, Inc.*	112,990	8,688,931
TOU CN	Tourmaline Oil Corp.*	518,690	16,192,245
WPX	WPX Energy Inc.*^	12,000	199,080
			37,642,576
	Other Exchanges - 0.04%
URB/A CN	Urbana Corporation - Class A*	398,178	380,722

	Other Information Services - 0.00%
GOOG	Google Inc. - Class A*	30	22,635

	Performing Arts, Spectator Sports, and Related Industries - 1.95%
LYV	Live Nation Entertainment, Inc.*^	1,965,200	16,920,372

	Real Estate - 6.00%
CWT-U CN	Calloway - REIT	23,200	704,897
FCE/A	Forest City Enterprises, Inc. - Class A*^	1,552,242	24,603,036
10 HK	Hang Lung Group Limited	700,000	4,437,036
12 HK	Henderson Land Development Company Limited	2,000,000	14,392,479
VNO	Vornado Realty Trust - REIT	98,869	8,013,332
			52,150,780
	Restaurants - 0.10%
WEN	The Wendy's Company	188,200	856,310

	Satellite Telecommunications - 4.24%
DISH	DISH Network Corp. - Class A	707,870	21,667,901
SATS	EchoStar Corporation - Class A*	508,232	14,565,929
LORL	Loral Space & Communications Inc.	300	21,330
VSAT	ViaSat, Inc.*^	16,800	627,984
			36,883,144
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.71%
CBOE	CBOE Holdings Inc.^	801,926	23,592,663

	Support Activities for Transportation - 2.30%
694 HK	Beijing Capital International Airport Company Limited - Class H	27,459,000	18,414,480
357 HK	Hainan Meilan International Airport Company Limited - Class H	2,578,720	1,586,332
			20,000,812
	Utilities - 0.27%
BIP	Brookfield Infrastructure Partners LP^	65,930	2,343,811

	TOTAL COMMON STOCKS
	(cost $773,843,752)		809,203,766

	PREFERRED STOCKS - 0.01%
	Building Material and Garden Equipment and Supplies Dealers - 0.01%
685691503	Orchard Supply Hardware Stores Corporation - Series A*^	23,155	45,152

	TOTAL PREFERRED STOCKS
	(cost $42,130)		45,152

		Principal
	CONVERTIBLE BONDS - 0.54%	Amount	Value
	Real Estate - 0.54%
345550AK3	Forest City Enterprises, Inc.
	3.625%, 10/15/2014	$4,000,000	4,725,000
	TOTAL CONVERTIBLE BONDS
	(cost $3,449,321)		4,725,000

	CORPORATE BONDS - 0.00%
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006 - 3/29/2007 at $7,341,784 (Default Effective 4/29/2005)*+	9,503,880	-
	TOTAL CORPORATE BONDS
	(cost $7,341,784)		-

	RIGHTS - 0.16%	Shares
	General Merchandise Stores - 0.13%
812350114	Sears Hometown and Outlet Stores Inc.
	Expiration Date: 10/08/2012
	Strike Price: $15.00*^	414,800	1,128,256
	Non-Store Retailers - 0.03%
53071M112	Liberty Ventures
	Expiration Date: 10/09/2012
	Strike Price: $35.99*	18,964	256,773
	TOTAL RIGHTS
	(cost $1,099,233)		1,385,029

	SHORT-TERM INVESTMENTS - 6.32%	Principal Amount
	Commercial Paper - 4.60%
035017743	U.S. Bank N.A.	$40,000,000	40,000,000
	0.020%, 10/01/2012

		Shares
	Money Market Funds - 1.72%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	14,965,202	14,965,202

	TOTAL SHORT-TERM INVESTMENTS
	(cost $54,965,202)		54,965,202

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 23.69%
	Investment Companies - 23.69%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.29%b	205,861,814	205,861,814
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $205,861,814)		205,861,814

	TOTAL INVESTMENTS - 123.84%
	(cost $1,046,603,236)(a)		$1,076,185,963

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2012. Total loaned securities had a market value of $198,525,656 at September 30, 2012.
+	- Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2012.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at September 30, 2012 was as follows@:
Cost of investments	$1,078,589,523
Gross unrealized appreciation		125,739,271
Gross unrealized depreciation		(128,142,831)
Net unrealized depreciation	$(2,403,560)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2012 (Unaudited)

Identifier	COMMON STOCKS - 98.78%	Shares	Value
	Ambulatory Health Care Services - 0.00%
AVXT	AVAX Technologies, Inc.*	50,000	$800

	Chemical Manufacturing - 2.70%
AGEN	Agenus, Inc.*	148	682
ALKS	Alkermes PLC*^	25,000	518,750
APHB	Ampliphi Biosciences Corp.*	1,000	170
MMRF	MMRGlobal Inc.*	43,000	727
			520,329
	Computer and Electronic Product Manufacturing - 0.01%
TGX	Theragenics Corporation*	655	1,127

	Pharmaceutical and Biotechnology - 92.52%
ABT	Abbott Laboratories	19,000	1,302,640
AEZS	AEterna Zentaris Inc.*^	102,500	71,750
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	374,400
ATB CN	Atrium Innovations Inc.*	4,884	53,356
BIIB	Biogen Idec, Inc.*^	9,250	1,380,377
BPAX	BioSante Pharmaceuticals, Inc.*^	2,246	4,245
BMY	Bristol-Myers Squibb Company	35,000	1,181,250
CLDX	Celldex Therapeutics Inc.*^	26,294	165,652
CBST	Cubist Pharmaceuticals, Inc.*^	27,000	1,287,360
DNDN	Dendreon Corporation*^	29,000	140,070
LLY	Eli Lilly & Company	29,000	1,374,890
EPCT	EpiCept Corporation*	680	82
GSK	GlaxoSmithKline plc - ADR	23,673	1,094,640
IMGN	ImmunoGen, Inc.*^	14,000	204,400
ISIS	Isis Pharmaceuticals, Inc.*^	29,000	408,030
ISA CN	Isotechnika Pharma Inc.*	40,000	1,627
JNJ	Johnson & Johnson^	18,000	1,240,380
LIFE	Life Technologies Corporation*	24,000	1,173,120
MAXY	Maxygen, Inc.	41,000	108,240
MRK	Merck & Co., Inc.	11,000	496,100
MYRX	Myrexis Inc.*	74,000	179,820
COX FP	NicOx SA*	41,535	135,571
NVS	Novartis AG - ADR^	21,000	1,286,460
ONTY	Oncothyreon, Inc.*^	28,333	145,632
PTIE	Pain Therapeutics, Inc.*^	38,000	191,900
PFE	Pfizer, Inc.	46,000	1,143,100
PGNX	Progenics Pharmaceuticals, Inc.*^	65,200	187,124
SNY	Sanofi - ADR	29,000	1,248,740
SCR	Simcere Pharmaceutical Group - ADR*^	48,000	422,400
TELK	Telik, Inc.*	3,866	6,186
VICL	Vical Incorporated*^	82,500	356,400
VPHM	ViroPharma Incorporated*^	15,000	453,300
			17,819,242
	Professional, Scientific, and Technical Services - 3.55%
AFFX	Affymetrix, Inc.*^	104,000	450,320
AMRI	Albany Molecular Research, Inc.*	56,000	194,320
CDXS	Codexis, Inc.*	5,611	17,001
PACB	Pacific Biosciences of California Inc.*	12,000	21,960
			683,601
	TOTAL COMMON STOCKS
	(cost $19,076,870 )		19,025,099

	RIGHTS - 0.14%
	Funds, Trusts, and Other Financial Vehicles - 0.00%
LGNYZ	Ligand Pharmaceuticals Incorporated General Contingent Value Right	44,000	4
LGNXZ	Ligand Pharmaceuticals Incorporated Glucagon Contingent Value Right*	44,000	44
LGNDZ	Ligand Pharmaceuticals Incorporated Roche Contingent Value Right*	44,000	748
LGNZZ	Ligand Pharmaceuticals Incorporated TR Beta Contingent Value Right*	44,000	44
			840
	Pharmaceutical and Biotechnology - 0.14%
GCVRZ	Sanofi Contingent Value Right*	15,538	26,104

	TOTAL RIGHTS
	(cost $0 )		26,944

	SHORT-TERM INVESTMENTS - 1.16%	Principal Amount
	Commercial Paper - 0.96%
	U.S. Bank N.A.
035017743	0.020%, 10/01/2012	$185,000	185,000

		Shares
	Money Market Funds - 0.20%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	37,749	37,749

	TOTAL SHORT-TERM INVESTMENTS
	(cost $222,749)		222,749

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 36.19%
	Investment Companies - 36.19%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.29%b	6,971,137	6,971,137
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $6,971,137 )		6,971,137

	TOTAL INVESTMENTS - 136.27%
	(cost $26,270,756)(a)		$26,245,929

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2012. Total loaned securities had a market value of $6,522,903 at September 30, 2012.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2012.
ADR	- American Depository Receipt

(a) The cost basis of investments for federal tax purposes at September 30, 2012 was as follows@:
Cost of investments	$26,353,308
Gross unrealized appreciation		4,225,202
Gross unrealized depreciation		(4,332,581)
Net unrealized depreciation	$(107,379)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2012 (Unaudited)

Identifier	COMMON STOCKS - 99.49%	Shares	Value
	Asset Management - 13.76%
BNBMF	BAM Investments Ltd.*	99,000	$1,787,961
DDEJF	Dundee Corporation - Class A*	71,200	1,781,424
JZCP LN	JZ Capital Partners Ltd.	88,000	542,833
OCX CN	Onex Corporation	24,860	981,149
RCP LN	RIT Capital Partners plc	120,900	2,215,859
SII CN	Sprott, Inc.	1,680	8,100
806 HK	Value Partners Group Limited	3,125,000	1,527,428
WETF	WisdomTree Investments, Inc.*	366,000	2,452,200
			11,296,954
	Automobile and Other Motor Vehicle Merchant Wholesalers - 0.69%
VTU LN	Vertu Motors plc	975,000	565,222

	Chemical Manufacturing - 2.44%
IPAR	Inter Parfums, Inc.	109,700	2,007,510

	Construction of Buildings - 3.68%
BRP	Brookfield Residential Properties Inc.*^	216,041	3,020,253

	Credit Intermediation and Related Activities - 0.73%
BOKF	BOK Financial Corporation	10,100	596,910

	Forestry and Logging - 0.04%
KEWL	Keweenaw Land Association Ltd.*	380	30,362

	Global Exchanges - 1.04%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	190,000	857,000

	Holding Company - 10.89%
LVNTA	Liberty Ventures - Series A*^	9,300	461,652
IEP	Icahn Enterprises LP	208,516	8,482,431
			8,944,083
	Insurance Carriers and Related Activities - 3.53%
AFSI	AmTrust Financial Services, Inc.^	60,150	1,541,043
GLRE	Greenlight Capital Re, Ltd. - Class A*^	55,000	1,361,250
			2,902,293
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 17.62%
ALX	Alexander's, Inc. - REIT^	1,200	512,988
HHC	The Howard Hughes Corporation*	116,900	8,305,745
RSE	Rouse Properties, Inc.^	209,100	3,000,585
FUR	Winthrop Realty Trust - REIT	246,300	2,655,114
			14,474,432
	Lessors of Residential Buildings and Dwellings - 5.20%
ELS	Equity Lifestyle Properties, Inc. - REIT	62,700	4,271,124

	Machinery Manufacturing - 1.21%
CFX	Colfax Corporation*^	27,100	993,757

	Manufactured Brands - 13.93%
JAH	Jarden Corporation	182,700	9,653,868
MOV	Movado Group, Inc.	53,000	1,787,160
			11,441,028
	Merchant Wholesalers, Durable Goods - 0.74%
DORM	Dorman Products, Inc.*^	19,200	604,992

	Mining (except Oil and Gas) - 2.43%
IMN CN	Inmet Mining Corporation	27,800	1,321,426
MUX	McEwen Mining Inc.*^	146,000	670,140
			1,991,566
	Motion Picture and Sound Recording Industries - 6.46%
ASCMA	Ascent Capital Group LLC - Class A*	30,800	1,663,508
DWA	DreamWorks Animation SKG, Inc. - Class A*^	189,300	3,640,239
			5,303,747
	Motor Vehicle and Parts Dealers - 1.17%
PAG	Penske Automotive Group, Inc.^	32,000	962,880

	Oil and Gas - 4.89%
TPL	Texas Pacific Land Trust	73,547	4,015,666

	Oil and Gas Extraction - 1.13%
BLMC	Biloxi Marsh Lands Corporation	100	930
WPX	WPX Energy Inc.*^	56,000	929,040
			929,970
	Other Exchanges - 0.56%
URB/A CN	Urbana Corporation - Class A*	481,071	459,981

	Performing Arts, Spectator Sports, and Related Industries - 2.38%
LYV	Live Nation Entertainment, Inc.*^	227,367	1,957,630

	Professional, Scientific, and Technical Services - 0.49%
BDE	Black Diamond, Inc.*	46,000	403,420

	Publishing Industries (except Internet) - 1.77%
JW/A	John Wiley & Sons, Inc. - Class A	16,500	758,175
PRIS	Promotora de Informaciones S.A. - ADR*	44,030	83,657
PRIS/B US	Promotora de Informaciones S.A. - Class B - ADR*	251,600	535,908
VALU	Value Line, Inc.^	7,615	74,322
			1,452,062
	Rental and Leasing Services - 0.04%
CDCO	Comdisco Holding Company, Inc.*	7,560	36,288

	Restaurants - 0.51%
WEN	The Wendy's Company	91,200	414,960

	Satellite Telecommunications - 1.48%
LORL	Loral Space & Communications Inc.	12,300	874,530
VSAT	ViaSat, Inc.*^	9,200	343,896
			1,218,426
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.61%
CBOE	CBOE Holdings Inc.^	16,990	499,846
RHJI BB	RHJ International*	800	3,989
			503,835
	Telecommunications - 0.07%
CIBY	CIBL, Inc.	18	14,886
ICTG	ICTC Group Inc.*	208	6,656
LICT	Lynch Interactive Corporation*	16	35,204
			56,746
	TOTAL COMMON STOCKS
	(cost $71,473,209)		81,713,097

		Principal
	CORPORATE BONDS - 0.00%	Amount	Value
	Credit Intermediation and Related Activities - 0.00%
	FINOVA Group, Inc.
317928AA7	7.500%, 11/15/2009, Acquired 10/19/2006 - 5/17/2007 at $1,232,811 (Default Effective 4/29/2005)*+	$2,783,965	–
	TOTAL CORPORATE BONDS
	(cost $1,232,811)		–

	RIGHTS - 0.51%	Shares
	Rental and Leasing Services - 0.51%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00*^	5,634,807	422,610
	TOTAL RIGHTS
	(cost $1,296,169)		422,610

		Principal
	SHORT-TERM INVESTMENTS - 0.25%	Amount
	Commercial Paper - 0.22%
	U.S. Bank N.A.
035017743	0.020%, 10/01/2012	$180,000	180,000

	Money Market Funds - 0.03%	Shares
316175108	Fidelity Institutional Government Portfolio - Class I, 0.010%b	22,670	22,670
	TOTAL SHORT-TERM INVESTMENTS
	(cost $202,670)		202,670

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 23.88%
	Investment Companies - 23.88%
	Mount Vernon Securities Lending Trust - Prime Portfolio
	Prime Portfolio, 0.29%b	19,614,449	19,614,449
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $19,614,449)		19,614,449

	TOTAL INVESTMENTS - 124.13%
	(cost $93,819,308)(a)		$101,952,826

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2012. Total loaned securities had a market value of $18,614,129 at September 30, 2012.
+	- Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2012.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at September 30, 2012 was as follows@:

Cost of investments	$94,620,601
Gross unrealized appreciation		15,354,093
Gross unrealized depreciation		(8,021,868)
Net unrealized appreciation	$7,332,225

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2012 (Unaudited)

Identifier	COMMON STOCKS - 90.18%	Shares	Value
	Asset Management - 29.12%
APO	Apollo Global Management LLC - Class A	13,400	$196,444
BNBMF	BAM Investments Ltd.*	38,100	688,094
BX	The Blackstone Group LP^	68,399	976,738
BAM	Brookfield Asset Management Inc. - Class A	63,440	2,189,314
CNS	Cohen & Steers, Inc.^	24,000	710,880
DDEJF	Dundee Corporation - Class A*	13,200	330,264
EV	Eaton Vance Corp.^	15,200	440,192
JZCP LN	JZ Capital Partners Ltd.	60,000	370,113
KKR	KKR & Co. L.P.^	600	9,066
OAK	Oaktree Cap Group LLC^	400	16,400
OZM	Och-Ziff Capital Management Group - Class A	2,400	23,184
ONEXF	Onex Corporation	40,000	1,578,400
RCP LN	RIT Capital Partners plc	26,200	480,195
SII CN	Sprott, Inc.	41,155	198,428
TROW	T. Rowe Price Group, Inc.	3,490	220,917
806 HK	Value Partners Group Limited	1,544,000	754,672
WETF	WisdomTree Investments, Inc.*	509,007	3,410,347
			12,593,648
	Construction of Buildings - 0.50%
BRP	Brookfield Residential Properties Inc.*^	15,400	215,292

	Credit Intermediation and Related Activities - 0.43%
BBCN	BBCN Bancorp, Inc.*	6,164	77,728
EWBC	East West Bancorp, Inc.	3,204	67,669
RBCAA	Republic Bancorp, Inc. - Class A	1,800	39,510
UCBHQ	UCBH Holdings, Inc.*+^	6,803	-
			184,907
	Data Processor - 4.52%
FISV	Fiserv, Inc.*	3,606	266,952
MA	Mastercard, Inc. - Class A	1,600	722,368
V	Visa, Inc. - Class A^	7,200	966,816
			1,956,136
	European Exchanges - 0.72%
DB1 GR	Deutsche Boerse AG	5,650	312,675

	Gaming - 1.79%
LVS	Las Vegas Sands Corp.	16,690	773,915

	General Merchandise Stores - 0.36%
SHLD	Sears Holdings Corporation*^	2,800	155,372

	Global Exchanges - 4.99%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	21,600	97,427
JSE SJ	JSE Limited	124,500	1,030,644
8697 JP	Osaka Securities Exchange Co., Ltd.	24	104,408
SGX SP	Singapore Exchange Limited	162,000	924,055
			2,156,534
	Holding Company - 8.55%
IEP	Icahn Enterprises LP	57,855	2,353,541
LUK	Leucadia National Corporation	50,000	1,137,500
LVNTA	Liberty Ventures - Series A*^	4,200	208,488
			3,699,529
	Insurance Carriers and Related Activities - 1.86%
AFSI	AmTrust Financial Services, Inc.^	440	11,273
FRFHF	Fairfax Financial Holdings Limited^	260	100,576
GLRE	Greenlight Capital Re, Ltd. - Class A*^	1,200	29,700
MKL	Markel Corporation*	523	239,790
PWF CN	Power Financial Corporation	16,400	423,888
			805,227
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 8.37%
HHC	The Howard Hughes Corporation*	22,400	1,591,520
RSE	Rouse Properties, Inc.^	141,400	2,029,090
			3,620,610
	Merchant Wholesalers, Nondurable Goods - 0.01%
NOBGY	Noble Group Limited - ADR^	200	4,258

	Mining (except Oil and Gas) - 4.12%
FNV	Franco-Nevada Corporation^	30,200	1,779,686

	Non-Store Retailers - 4.05%
LINTA	Liberty Interactive Corporation - Class A*	22,800	421,800
BID	Sotheby's^	42,278	1,331,757
			1,753,557
	Oil and Gas - 2.95%
TPL	Texas Pacific Land Trust	23,400	1,277,640

	Other Exchanges - 2.06%
FTIS LI	Financial Technologies (India) Ltd. - GDR	96,180	211,596
IMAREX NO	IMAREX ASA	1,850	1,195
NZX NZ	NZX Ltd.	359,002	336,222
URB/A CN	Urbana Corporation - Class A*	356,004	340,396
			889,409
	Real Estate - 0.83%
CWT-U CN	Calloway - REIT	11,800	358,525

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 13.15%
CBOE	CBOE Holdings Inc.^	103,571	3,047,059
CME	CME Group, Inc.^	9,140	523,722
ICE	IntercontinentalExchange Inc.*	7,600	1,013,916
IVZ	Invesco Ltd.	6,415	160,311
JEF	Jefferies Group, Inc.	54,730	749,254
LSE LN	London Stock Exchange Group plc	12,800	194,913
			5,689,175
	Telecommunications - 0.03%
IRDM	Iridium Communications, Inc.*^	1,672	12,239

	U.S. Equity Exchanges - 1.54%
NDAQ	The NASDAQ OMX Group, Inc.	6,400	149,088
NYX	NYSE Euronext^	20,920	515,678
			664,766
	Utilities - 0.23%
BIP	Brookfield Infrastructure Partners LP^	2,816	100,109

	TOTAL COMMON STOCKS
	(cost $37,072,252 )		39,003,209

	MUTUAL FUNDS - 0.02%
	Funds, Trusts, and Other Financial Vehicles - 0.02%
PFN	PIMCO Income Strategy Fund II	760	8,679
	TOTAL MUTUAL FUNDS
	(cost $6,726 )		8,679

	RIGHTS - 0.03%
	General Merchandise Stores - 0.02%
SHOSR	Sears Hometown and Outlet Stores Inc.
	Expiration Date: 10/08/2012
	Strike Price: $15.00*	2,800	7,616

	Holding Company - 0.01%
LVNAR	Liberty Ventures
	Expiration Date: 10/09/2012
	Strike Price: $35.99*	374	5,064
	TOTAL RIGHTS
	(cost $5,474 )		12,680

	SHORT-TERM INVESTMENTS - 9.87%	Principal Amount
	Commercial Paper - 4.96%
	U.S. Bank N.A.
035017743	0.020%, 10/01/2012	$2,145,000	2,145,000

	Money Market Funds - 4.91%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	2,123,000	2,123,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $4,268,000)		4,268,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 22.76%
	Investment Companies - 22.76%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.29%b	9,842,689	9,842,689
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $9,842,689 )		9,842,689

	TOTAL INVESTMENTS - 122.86%
	(cost $51,195,141)(a)		$53,135,257

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2012. Total loaned securities had a market value of $9,469,401 at September 30, 2012.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2012.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at September 30, 2012 was as follows@:
Cost of investments	$53,550,230
Gross unrealized appreciation		6,529,802
Gross unrealized depreciation		(6,944,775)
Net unrealized depreciation	$(414,973)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments - September 30, 2012 (Unaudited)

Identifier	COMMON STOCKS - 5.91%	Shares	Value
	Administrative and Support Services - 0.18%
TRIT	Tri-Tech Holding Inc.*^	6,000	$22,680

	Machinery Manufacturing - 1.19%
ERII	Energy Recovery Inc.*^	51,108	151,280

	Utilities - 4.54%
CDZI	Cadiz Inc.*^	52,500	509,775
CWCO	Consolidated Water Co., Ltd.	7,875	65,126
			574,901
	TOTAL COMMON STOCKS
	(cost $988,497)		748,861

		Principal
	CONVERTIBLE BONDS - 23.62%	Amount
	Holding Company - 10.83%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	$1,370,000	1,372,055
	Oil and Gas Extraction - 12.79%
165167CB1	Chesapeake Energy Corporation
	2.250%, 12/15/2038#	2,000,000	1,621,250
	TOTAL CONVERTIBLE BONDS
	(cost $2,994,774)		2,993,305

	CORPORATE BONDS - 29.97%
	Fabricated Metal Product Manufacturing - 18.29%
624758AB4	Mueller Water Products, Inc.
	7.375%, 06/01/2017#	2,250,000	2,317,500
	Utilities - 11.68%
7594777	Veolia Environnement
	4.875%, 05/28/2013#	1,121,000	1,480,864
	TOTAL CORPORATE BONDS
	(cost $3,732,450)		3,798,364

	WARRANTS - 0.00%	Shares
	Utilities - 0.00%
CHC/WS	China Hydroelectric Corporation	40,000	596
	Expiration Date: 1/25/2014
	Exercise Price: $15.00*
	TOTAL WARRANTS
	(cost $48,000)		596

	SHORT-TERM INVESTMENTS - 0.26%
	Money Market Funds - 0.26%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.010%b	33,000	33,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $33,000)		33,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.86%
	Investment Companies - 2.86%
	Mount Vernon Securities Lending Trust - Prime Portfolio
	Prime Portfolio, 0.29%b	361,957	361,957
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $361,957)		361,957

	TOTAL INVESTMENTS - 62.62%
	(cost $8,158,678)(a)		$7,936,083

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2012. Total loaned securities had a market value of $315,789 at September 30, 2012.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2012.

(a) The cost basis of investments for federal tax purposes at September 30, 2012 was as follows@:
Cost of investments	$8,270,523
Gross unrealized appreciation		$205,567
Gross unrealized depreciation		$(540,007)
Net unrealized depreciation	$(334,440)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Options Written - September 30, 2012 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Chemical Manufacturing
	Calgon Carbon Corporation
CCC 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	85	$425

	Computer and Electronic Product Manufacturing
	Itron, Inc.
ITRI 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	100	3,750

	Electrical Equipment, Appliance, and Component Manufacturing
	Franklin Electric Co., Inc.
FELE 121222P00045000	Expiration: December 2012, Exercise Price: $45.00	25	938

	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 130119P00047000	Expiration: January 2013, Exercise Price: $47.00	40	2,200
	Pentair, Ltd.
PNR 121117P00030000	Expiration: November 2012, Exercise Price: $30.00	32	4,240
			6,440
	Funds, Trusts, and Other Financial Vehicles
	PowerShares Water Resources ETF
PHO 121222P00016000	Expiration: December 2012, Exercise Price: $16.00	350	2,625
PHO 121222P00017000	Expiration: December 2012, Exercise Price: $17.00	450	4,500
			7,125
	Heavy and Civil Engineering Construction
	Aegion Corp.
AEGN 121222P00015000	Expiration: December 2012, Exercise Price: $15.00	75	2,625

	Machinery Manufacturing
	Donaldson Company, Inc.
DCI 121117P00030000	Expiration: November 2012, Exercise Price: $30.00	50	1,375
	Lindsay Corporation
LNN 121222P00050000	Expiration: December 2012, Exercise Price: $50.00	40	1,800
	Pall Corporation
PLL 121222P00050000	Expiration: December 2012, Exercise Price: $50.00	40	1,200
			4,375
	Professional, Scientific & Technical Services
	Xylem, Inc.
XYL 121020P00025000	Expiration: October 2012, Exercise Price: $25.00	95	4,275

	Utilities
	The Empire District Electric Company
EDE 121222P00020000	Expiration: December 2012, Exercise Price: $20.00	20	500
	PICO Holdings, Inc.
PICO 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	100	2,250
			2,750
	Waste Management
	Clean Harbors, Inc.
CLH 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	38	28,690

	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($236,493))		$61,393

*	- 100 Shares Per Contract.
ETF	- Exchange Traded Fund.

Disclosures about Derivative Instruments and Hedging Activities at September 30, 2012

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of September 30, 2012:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Written Options			Written option contracts, at value
		-		$ 61,393
Total		$ -		$ 61,393

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - September 30, 2012 (Unaudited)

Identifier	CONVERTIBLE BONDS - 60.62%	Principal Amount	Value
	Administrative and Support Services - 6.99%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016#	$400,000	$372,000
94770VAF9	2.500%, 01/31/2018#	3,875,000	3,218,672
			3,590,672
	Computer and Electronic Product Manufacturing - 8.89%
458660AB3	InterDigital, Inc.
	2.500%, 03/15/2016#	2,000,000	2,093,750
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035#	2,450,000	2,468,375
			4,562,125
	Holding Company - 6.63%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	3,400,000	3,405,100

	Mining (except Oil and Gas) - 4.20%
496902AD9	Kinross Gold Corporation
	1.750%, 03/15/2028#	1,100,000	1,106,188
608753AA7	Molycorp Inc.
	3.250%, 06/15/2016#	1,500,000	1,050,000
			2,156,188
	Nonmetallic Mineral Product Manufacturing - 5.12%
69073TAQ6	Owens-Brockway Glass Container, Inc.
	3.000%, 06/01/2015, Acquired 7/06/2011-5/01/2012 at $2,628,045■#	2,670,000	2,629,950

	Oil and Gas Extraction - 13.02%
	Arcan Resources Ltd.
B4MT4X3	6.250%, 02/28/2016#	987,000	737,916
B57ZB98	6.500%, 10/31/2018#	167,000	128,252
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#	650,000	621,969
165167CB1	2.250%, 12/15/2038#	1,630,000	1,321,319
B5N86Y1	PetroBakken Energy Ltd.
	3.125%, 02/08/2016, Acquired 2/7/12-5/4/12 at $3,879,438■#	3,900,000	3,876,600
			6,686,056
	Performing Arts, Spectator Sports, and Related Industries - 4.23%
538034AB5	Live Nation Entertainment, Inc.
	2.875%, 07/15/2027#	2,200,000	2,169,750

	Professional, Scientific, and Technical Services - 0.20%
159864AB3	Charles River Laboratories International, Inc.
	2.250%, 06/15/2013#	100,000	102,062

	Publishing Industries (except Internet) - 2.23%
285512AA7	Electronic Arts, Inc.
	0.750%, 07/15/2016#	1,250,000	1,146,875

	Real Estate - 7.92%
029169AA7	American Real Estate
	4.000%, 08/15/2013, Acquired 6/24/2011-10/26/2011 at $339,934■#	350,000	350,525
	Forest City Enterprises, Inc.
345550AK3	3.625%, 10/15/2014#	300,000	354,375
345550AP2	4.250%, 08/15/2018#	3,200,000	3,364,000
			4,068,900
	U.S. Equity Exchanges - 1.19%
631103AA6	The NASDAQ OMX Group, Inc.
	2.500%, 08/15/2013#	605,000	611,806
	TOTAL CONVERTIBLE BONDS
	(cost $31,454,298)		31,129,484

	CORPORATE BONDS - 25.20%
	Administrative and Support Services - 0.51%
	Corrections Corp. of America
22025YAJ9	6.750%, 01/31/2014#	26,000	26,026
22025YAK6	7.750%, 06/01/2017#	220,000	237,050
			263,076
	Ambulatory Health Care Services - 5.64%
23918KAL2	DaVita, Inc.
	6.375%, 11/01/2018#	2,710,000	2,899,700

	Chemical Manufacturing - 0.52%
785583AC9	Sabine Pass LNG L P
	7.250%, 11/30/2013#	250,000	267,500

	Lessors of Nonresidential Buildings (except Miniwarehouses) - 1.58%
	The Rouse Company LP
U77928AA4	6.750%, 05/01/2013#	200,000	205,000
779273AG6	5.375%, 11/26/2013#	590,000	604,750
			809,750
	Mining (except Oil and Gas) - 5.42%
20854PAD1	Consol Energy, Inc.
	8.000%, 04/01/2017#	1,495,000	1,569,750
	Peabody Energy Corporation
704549AJ3	6.000%, 11/15/2018, Acquired 4/24/2012-4/25/2012 at $957,954■#	950,000	954,750
704549AH7	6.500%, 09/15/2020#	250,000	256,875
			2,781,375
	Oil and Gas Extraction - 2.12%
	Harvest Operations Corp.
B45KCB7	7.250%, 09/30/2013#	200,000	206,083
B45H5R5	7.500%, 05/31/2015#	830,000	881,247
			1,087,330
	Satellite Telecommunications - 3.00%
25470XAF2	Dish DBS Corporation
	4.625%, 07/15/2017, Acquired 9/10/2012 at $1,540,898■#	1,500,000	1,541,250

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.14%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015#	67,000	73,933

	Utilities - 6.27%
131347BP0	Calpine Corp.
	7.250%, 10/15/2017, Acquired 11/15/2011-4/13/2012 at $3,121,313■#	3,000,000	3,217,500
	TOTAL CORPORATE BONDS
	(cost $12,665,878)		12,941,414

	MUNICIPAL BONDS - 1.50%
	Air Transportation - 1.50%
	Branson Missouri Regional Airport Transportation Development District
105459AB7	6.000%, 07/01/2025*#	2,000,000	440,000
105459AC5	6.000%, 07/01/2037*#	1,500,000	330,000
			770,000
	TOTAL MUNICIPAL BONDS
	(cost $2,245,112)		770,000

	EXCHANGE TRADED FUNDS - 2.41%	Shares
	Funds, Trusts, and Other Financial Vehicles - 2.41%
BOND	PIMCO Total Return ETF#	11,400	1,240,662
	TOTAL EXCHANGE TRADED FUNDS
	(cost $1,211,972)		1,240,662

	MUTUAL FUNDS - 0.46%
	Funds, Trusts, and Other Financial Vehicles - 0.46%
TLI	LMP Corporate Loan Fund Inc.^	12,569	168,550
NSL	Nuveen Senior Income Fund#	9,300	69,471
	TOTAL MUTUAL FUNDS
	(cost $221,410)		238,021

	SHORT-TERM INVESTMENTS - 2.64%	Principal Amount
	Commercial Paper - 1.33%
035017743	U.S. Bank N.A.
	0.020%, 10/01/2012#	$685,000	685,000

	Money Market Funds - 1.31%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.010%#b	670,000	670,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,355,000)		1,355,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.09%
	Investment Companies - 0.09%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.29%b	44,800	44,800
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $44,800)		44,800

	TOTAL INVESTMENTS - 92.92%
	(cost $49,198,470) (a)		$47,719,381

Percentages are stated as a percent of net assets.

■	- Restricted Security restricted to institutional investors (144a Securities); the percentage of net assets comprised of 144a securities was 24.48%.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
^	- This security or a portion of this security was out on loan at September 30, 2012. Total loaned securities had a market value of $42,912 at Septemeber 30, 2012.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2012.
*	- The security missed January 1, 2012 interest payment and has ceased to accrue income. A forbearance agreement is currently in place.

(a) The cost basis of investments for federal tax purposes at September 30, 2012 was as follows:@
Cost of investments	48,635,766
Gross unrealized appreciation		1,070,297
Gross unrealized depreciation		(1,986,682)
Net unrealized depreciation	(916,385)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - September 30, 2012 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Accommodation
	Royal Caribbean Cruises Ltd.
RCL 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	30	$1,365
RCL 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	42	3,108
			4,473
	Administrative and Support Services
	Expedia, Inc.
EXPE1 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	45	563
EXPE 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	2	1,560
			2,123
	Asset Management
	Affiliated Managers Group, Inc.
AMG 121222P00090000	Expiration: December 2012, Exercise Price: $90.00	17	723
	AllianceBernstein Holding LP
AB 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	45	563
	BlackRock, Inc.
BLK 130119P00150000	Expiration: January 2013, Exercise Price: $150.00	5	1,125
BLK 130119P00160000	Expiration: January 2013, Exercise Price: $160.00	3	1,140
BLK 130119P00165000	Expiration: January 2013, Exercise Price: $165.00	3	1,500
BLK 140118P00160000	Expiration: January 2014, Exercise Price: $160.00	15	28,275
	The Blackstone Group LP
BX 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	144	1,224
BX 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	21	7,298
BX 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	200	17,900
	Brookfield Asset Management Inc. - Class A
BAM 121222P00030000	Brookfield Asset Management Inc. - Class A	40	1,200
BAM 130316P00030000	Expiration: March 2013, Exercise Price: $30.00	25	1,687
	Cohen & Steers, Inc.
CNS 121222P00025000	Expiration: December 2012, Exercise Price: $25.00	30	1,875
	Federated Investors, Inc. - Class B
FII 121020P00017500	Expiration: October 2012, Exercise Price: $17.50	87	653
FII 121020P00020000	Expiration: October 2012, Exercise Price: $20.00	71	2,307
FII 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	25	1,375
	Franklin Resources, Inc.
BEN 130119P00093000	Expiration: January 2013, Exercise Price: $93.00	2	115
BEN 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	10	650
BEN 130119P00110000	Expiration: January 2013, Exercise Price: $110.00	10	1,950
	KKR & Co. L.P.
KKR 130119P00011000	Expiration: January 2013, Exercise Price: $11.00	120	1,500
	Legg Mason, Inc.
LM 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	99	11,385
LM 130119P00024000	Expiration: January 2013, Exercise Price: $24.00	6	930
LM 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	63	12,600
LM 130216P00020000	Expiration: February 2013, Exercise Price: $20.00	5	337
LM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	44	15,180
	Oaktree Capital Group LLC
OAK 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	25	437
			113,929
	Beverage and Tobacco Product Manufacturing
	PepsiCo, Inc.
PEP 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	10	110
PEP 130119P00057500	Expiration: January 2013, Exercise Price: $57.50	19	342
PEP 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	20	480
PEP 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	25	6,400
	Philip Morris International, Inc.
PM 130119P00090000	Expiration: January 2013, Exercise Price: $90.00	2	740
PM 130316P00087500	Expiration: March 2013, Exercise Price: $87.50	22	7,590
PM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	20	17,600
PM 140118P00090000	Expiration: January 2014, Exercise Price: $90.00	1	1,015
			34,277
	Broadcasting (except Internet)
	Cablevision Systems Corporation - Class A
CVC 130119P00013000	Expiration: January 2013, Exercise Price: $13.00	50	1,250
	Comcast Corporation - Class A
CMCSA 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	115	575
CMCSA 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	8	64
CMCSK 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	24	240
	Discovery Communications, Inc. - Class A
DISCA 121020P00045000	Expiration: October 2012, Exercise Price: $45.00	20	50
	Liberty Media Corporation - Liberty Capital - Series A
LMCA 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	1	243
	Time Warner Cable Inc.
TWC 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	17	127
TWC 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	21	210
TWC 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	16	360
	Time Warner, Inc.
TWX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	59	12,302
TWX 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	47	16,215
	Viacom Inc. - Class B
VIAB 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	4	230
VIAB 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	30	10,950
VIAB 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	43	18,705
	The Walt Disney Company
DIS 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	15	90
DIS 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	52	572
DIS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	5,238
DIS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	680
			68,101
	Building Material and Garden Equipment and Supplies Dealers
	Lowes Companies, Inc.
LOW 130119P00024000	Expiration: January 2013, Exercise Price: $24.00	6	192
LOW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	4,062
LOW 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	870
			5,124
	Chemical Manufacturing
	The Clorox Company
CLX 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	60	2,250
	The Estee Lauder Companies Inc. - Class A
EL 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	54	810
EL 130119P00046250	Expiration: January 2013, Exercise Price: $46.25	4	140
EL 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	9	1,237
EL 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	29	9,135
	LyondellBasell Industries NV - Class A
LYB 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	42	1,155
LYB 130119P00033500	Expiration: January 2013, Exercise Price: $33.50	20	550
LYB 130119P00035500	Expiration: January 2013, Exercise Price: $35.50	12	450
	Monsanto Company
MON 130119P00085000	Expiration: January 2013, Exercise Price: $85.00	2	549
MON 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	1	955
	OPKO Health, Inc.
OPK 121222P00004000	Expiration: December 2012, Exercise Price: $4.00	335	11,725
	The Procter & Gamble Company
PG 130119P00057500	Expiration: January 2013, Exercise Price: $57.50	30	780
PG 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	35	1,295
PG 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	4	828
	Sigma-Aldrich Corporation
SIAL 121020P00065000	Expiration: October 2012, Exercise Price: $65.00	44	550
SIAL 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	6	690
			33,099
	Clothing and Clothing Accessories Stores
	Limited Brands, Inc.
LTD 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	2	300
LTD 140118P00044000	Expiration: January 2014, Exercise Price: $44.00	15	7,650
LTD 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	2	1,290
	Tiffany & Company
TIF 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	27	459
TIF 130119P00047500	Expiration: January 2013, Exercise Price: $47.50	21	1,355
TIF 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	15	1,432
TIF 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	26	3,653
TIF 130216P00047500	Expiration: February 2013, Exercise Price: $47.50	20	1,800
TIF 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	22	7,700
TIF 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	2	1,620
			27,259
	Computer and Electronic Product Manufacturing
	Anaren, Inc.
ANEN 121020P00017500	Expiration: October 2012, Exercise Price: $17.50	113	28,250
	Rockwell Collins, Inc.
COL 121020P00050000	Expiration: October 2012, Exercise Price: $50.00	20	450
COL 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	15	863
			29,563
	Construction of Buildings
	Lennar Corporation - Class A
LEN 130119P00029000	Expiration: January 2013, Exercise Price: $29.00	4	416
LEN 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	3	1,282
			1,698
	Couriers and Messengers
	FedEx Corp.
FDX 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	13	1,671
FDX 130119P00080000	Expiration: January 2013, Exercise Price: $80.00	31	7,564
FDX 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	10	6,525
FDX 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	10	7,425
	United Parcel Service - Class B
UPS 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	12	426
UPS 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	12	1,044
UPS 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	23	5,060
UPS 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	10	4,950
UPS 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	11	7,837
UPS 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	4	3,360
			45,862
	Credit Intermediation and Related Activities
	American Express Company
AXP 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	18	630
	Annaly Capital Management Inc.
NLY 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	105	1,943
	Bank of America Corporation
BAC 130119P00005000	Expiration: January 2013, Exercise Price: $5.00	60	210
BAC 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	135	3,443
	The Bank Of New York Mellon Corporation
BK 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	100	4,700
BK 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	84	8,652
	M&T Bank Corporation
MTB 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	15	375
MTB 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	19	855
MTB 130119P00080000	Expiration: January 2013, Exercise Price: $80.00	17	1,190
MTB 130119P00085000	Expiration: January 2013, Exercise Price: $85.00	6	780
	Northern Trust Corp.
NTRS 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	6	150
NTRS 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	41	2,767
NTRS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	30	9,750
	State Street Corporation
STT 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	10	210
STT 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	62	3,162
STT 130119P00037000	Expiration: January 2013, Exercise Price: $37.00	10	780
STT 130119P00042000	Expiration: January 2013, Exercise Price: $42.00	11	2,563
STT 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	11	3,492
	U.S. Bancorp
USB 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	40	140
USB 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	40	240
	Wells Fargo & Company
WFC 130119P00033000	Expiration: January 2013, Exercise Price: $33.00	4	464
WFC 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	30	8,355
WFC 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	3	1,065
			55,916
	Data Processing, Hosting and Related Services
	CoreLogic, Inc.
CLGX 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	80	600

	Defense
	CACI International Inc. - Class A
CACI 121222P00050000	Expiration: December 2012, Exercise Price: $50.00	24	4,920
CACI 130316P00050000	Expiration: March 2013, Exercise Price: $50.00	75	24,750
	Northrop Grumman Corporation
NOC 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	22	550
NOC 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	5	162
NOC 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	22	990
NOC 130216P00057500	Expiration: February 2013, Exercise Price: $57.50	4	370
NOC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	20	10,000
			41,742
	Depository Credit Intermediation
	HDFC Bank Ltd. - ADR
HDB 121020P00030000	Expiration: October 2012, Exercise Price: $30.00	38	855

	E-Commerce
	IAC/InterActiveCorp
IACI 121020P00040000	Expiration: October 2012, Exercise Price: $40.00	20	100
IACI 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	53	2,252
IACI 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	2	475
			2,827
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	2	300
DHR 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	2	1,020
	McDermott International, Inc.
MDR 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	200	1,500
MDR 130119P00009000	Expiration: January 2013, Exercise Price: $9.00	121	2,722
MDR 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	155	6,200
			11,742
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	152	9,728
ADM 130119P00028000	Expiration: January 2013, Exercise Price: $28.00	5	950
ADM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	10	1,845
ADM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	11	2,871
	Bunge Limited
BG 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	31	1,473
BG 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	6	1,500
BG 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	46	17,480
BG 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	1	635
	ConAgra Foods, Inc.
CAG 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	12	120
CAG 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	102	2,805
	Dean Foods Company
DF 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	40	400
	Kellogg Company
K 130119P00047500	Expiration: January 2013, Exercise Price: $47.50	62	2,480
	Kraft Foods Group, Inc.
KFT 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	4	430
KFT 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	30	3,690
KFT 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	2	569
	Mead Johnson Nutrition Company
MJN 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	15	4,462
MJN 130216P00070000	Expiration: February 2013, Exercise Price: $70.00	20	7,050
MJN 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	10,020
	Unilever NV
UN 121117P00030000	Expiration: November 2012, Exercise Price: $30.00	41	513
UN 130216P00030000	Expiration: February 2013, Exercise Price: $30.00	10	300
			69,321
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	118	20,945
SBUX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	930
			21,875
	Funds, Trusts, and Other Financial Vehicles
	Entertainment Properties Trust
EPR 121020P00045000	Expiration: October 2012, Exercise Price: $45.00	20	2,200
	iShares MSCI Japan Index Fund
EWJ 130119P00009000	Expiration: January 2013, Exercise Price: $9.00	443	14,176
EWJ 140118P00009000	Expiration: January 2014, Exercise Price: $9.00	110	9,350
	iShares Russell 2000 Value Index Fund
IWM 130119P00077000	Expiration: January 2013, Exercise Price: $77.00	2	370
IWM 130216P00069000	Expiration: February 2013, Exercise Price: $69.00	25	2,475
IWM 140118P00079000	Expiration: January 2014, Exercise Price: $79.00	1	856
	Market Vectors Gold Miners ETF
GDX 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	47	1,739
GDX 130119P00043000	Expiration: January 2013, Exercise Price: $43.00	23	1,506
GDX 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	11	1,056
GDX 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	14	3,185
GDX 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	5	1,438
	Market Vectors Junior Gold Miners ETF
GDXJ 130119P00020630	Expiration: January 2013, Exercise Price: $20.63	10	800
GDXJ 130119P00021630	Expiration: January 2013, Exercise Price: $21.63	30	3,150
GDXJ 130119P00024630	Expiration: January 2013, Exercise Price: $24.63	15	3,450
GDXJ 130119P00027630	Expiration: January 2013, Exercise Price: $27.63	15	6,300
	SPDR S&P 500 EFT Trust
SPY 130119P00138000	Expiration: January 2013, Exercise Price: $138.00	2	631
SPY 130316P00139000	Expiration: March 2013, Exercise Price: $139.00	10	5,155
SPY 140118P00138000	Expiration: January 2014, Exercise Price: $138.00	20	23,750
SPY 141220P00140000	Expiration: December 2014, Exercise Price: $140.00	1	1,877
			83,464
	Gaming
	Las Vegas Sands Corp.
LVS 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	36	2,268
LVS 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	22	3,278
LVS 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	70	18,130
LVS 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	32	12,960
LVS 140118P00038000	Expiration: January 2014, Exercise Price: $38.00	3	1,530
	Wynn Resorts Limited
WYNN 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	46	14,950
WYNN 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	12	4,920
WYNN 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	8	4,220
WYNN 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	4	3,860
			66,116
	General Merchandise Stores
	J.C. Penney Company, Inc.
JCP 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	32	9,920
JCP 130119P00029000	Expiration: January 2013, Exercise Price: $29.00	35	20,300
JCP 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	20	5,630
	Sears Holdings Corporation
SHLD1 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	12	7,740
SHLD2 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	14	8,330
SHLD2 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	27	37,327
SHLD2 140621P00052500	Expiration: June 2014, Exercise Price: $52.50	2	3,235
			92,482
	Holding Company
	Berkshire Hathaway Inc. - Class B
BRKB 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	10	285
BRKB 130119P00072500	Expiration: January 2013, Exercise Price: $72.50	31	1,070
BRKB 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	14	602
BRKB 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	14	5,810
	Leucadia National Corporation
LUK 121222P00020000	Expiration: December 2012, Exercise Price: $20.00	55	2,337
LUK 121222P00022500	Expiration: December 2012, Exercise Price: $22.50	13	1,690
LUK 130316P00022500	Expiration: March 2013, Exercise Price: $22.50	100	18,250
			30,044
	Insurance Carriers and Related Activities
	American International Group, Inc.
AIG 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	30	495
AIG 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	93	3,069
AIG 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	30	3,495
	China Life Insurance Co., Ltd. - ADR
LFC 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	32	1,840
	Loews Corporation
L 121222P00035000	Expiration: December 2012, Exercise Price: $35.00	15	338
L 130316P00035000	Expiration: March 2013, Exercise Price: $35.00	6	300
L 130316P00040000	Expiration: March 2013, Exercise Price: $40.00	40	5,900
	Marsh & McLennan Companies, Inc.
MMC 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	70	2,275
MMC 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	16	1,360
	The Progressive Corporation
PGR 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	29	435
PGR 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	40	2,300
PGR 130216P00019000	Expiration: February 2013, Exercise Price: $19.00	36	1,710
PGR 130216P00020000	Expiration: February 2013, Exercise Price: $20.00	110	8,800
			32,317
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works)
	Hugoton Royalty Trust
HGT 121117P00012500	Expiration: November 2012, Exercise Price: $12.50	70	41,300
HGT 130216P00007500	Expiration: February 2013, Exercise Price: $7.50	70	9,100
	San Juan Basin Royalty Trust
SJT 121020P00015000	Expiration: October 2012, Exercise Price: $15.00	153	18,360
SJT 130119P00012500	Expiration: January 2013, Exercise Price: $12.50	15	1,162
SJT 130420P00012500	Expiration: April 2013, Exercise Price: $12.50	100	10,000
			79,922
	Lessors of Nonresidential Buildings (except Miniwarehouses)
	The Howard Hughes Corporation
HHC 121020P00055000	Expiration: October 2012, Exercise Price: $55.00	18	135
HHC 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	2	105
			240
	Machinery Manufacturing
	Lindsay Corporation
LNN 130316P00060000	Expiration: March 2013, Exercise Price: $60.00	60	15,900

	Management of Companies and Enterprises
	The Goldman Sachs Group, Inc.
GS 130119P00090000	Expiration: January 2013, Exercise Price: $90.00	5	640
GS 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	11	2,030
	JPMorgan Chase & Co.
JPM 130119P00028000	Expiration: January 2013, Exercise Price: $28.00	15	307
JPM 130119P00034000	Expiration: January 2013, Exercise Price: $34.00	11	693
JPM 130119P00037000	Expiration: January 2013, Exercise Price: $37.00	21	2,541
JPM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	100	21,100
JPM 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	12	4,320
			31,631
	Manufactured Brands
	Jarden Corporation
JAH 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	10	175

	Merchant Wholesalers, Nondurable Goods
	Molson Coors Brewing Company - Class B
TAP 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	6	360

	Mining (except Oil and Gas)
	Barrick Gold Corporation
ABX 130119P00038000	Expiration: January 2013, Exercise Price: $38.00	30	4,380
ABX 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	53	11,607
ABX 130119P00043000	Expiration: January 2013, Exercise Price: $43.00	8	2,960
ABX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	11	4,235
ABX 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	15,375
ABX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	9	8,168
	Cameco Corporation
CCJ 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	14	315
CCJ 130119P00018000	Expiration: January 2013, Exercise Price: $18.00	99	8,662
CCJ 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	51	9,053
CCJ 130119P00021000	Expiration: January 2013, Exercise Price: $21.00	4	960
CCJ 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	40	12,600
	Freeport-McMoRan Copper & Gold Inc.
FCX 130119P00029500	Expiration: January 2013, Exercise Price: $29.50	30	1,410
FCX 130119P00033000	Expiration: January 2013, Exercise Price: $33.00	65	6,630
FCX 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	11	1,678
FCX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	2	1,070
	Harry Winston Diamond Corporation
HWD 121117P00012500	Expiration: November 2012, Exercise Price: $12.50	163	18,338
HWD 130216P00010000	Expiration: February 2013, Exercise Price: $10.00	155	8,525
HWD 130216P00012500	Expiration: February 2013, Exercise Price: $12.50	100	15,250
HWD 130518P00010000	Expiration: May 2013, Exercise Price: $10.00	30	2,100
	Newmont Mining Corporation
NEM 130119P00046000	Expiration: January 2013, Exercise Price: $46.00	29	1,929
NEM 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	5	697
NEM 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	39	8,365
NEM 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	10	6,100
NEM 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	18	10,980
	NovaGold Resources Inc.
NG 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	420	51,450
NG1 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	150	16,125
NG1 140118P00007000	Expiration: January 2014, Exercise Price: $7.00	285	67,687
	Rio Tinto PLC - ADR
RIO 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	22	12,320
RIO 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	20	14,700
RIO 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	12	16,020
RIO 140118P00032500	Expiration: January 2014, Exercise Price: $32.50	35	10,937
	Royal Gold, Inc.
RGLD 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	4	30
RGLD 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	4	60
	Vale SA
VALE 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	80	60,800
			411,516
	Miscellaneous Manufacturing
	3M Co.
MMM 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	10	170
MMM 130119P00067500	Expiration: January 2013, Exercise Price: $67.50	23	494
	International Game Technology
IGT 130119P00011000	Expiration: January 2013, Exercise Price: $11.00	95	3,088
IGT 130119P00012500	Expiration: January 2013, Exercise Price: $12.50	118	9,145
IGT 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	81	18,630
			31,527
	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. - Class A
DWA 121222P00017500	Expiration: December 2012, Exercise Price: $17.50	80	5,600
DWA 130316P00017500	Expiration: March 2013, Exercise Price: $17.50	196	22,540
			28,140
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 121020P00029000	Expiration: October 2012, Exercise Price: $29.00	80	600

	Non-Store Retailers
	Amazon.com, Inc.
AMZN 130119P00150000	Expiration: January 2013, Exercise Price: $150.00	5	300
AMZN 130119P00165000	Expiration: January 2013, Exercise Price: $165.00	2	185
AMZN 130119P00170000	Expiration: January 2013, Exercise Price: $170.00	2	212
AMZN 130119P00180000	Expiration: January 2013, Exercise Price: $180.00	4	592
	eBay, Inc.
EBAY 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	60	630
EBAY 130119P00043000	Expiration: January 2013, Exercise Price: $43.00	2	278
EBAY 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	1,210
	Liberty Interactive Corporation - Class A
LINTA 121020P00017000	Expiration: October 2012, Exercise Price: $17.00	6	60
	Sotheby's
BID 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	55	5,088
BID 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	45	10,350
BID 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	5,400
			24,305
	Oil and Gas and Consumable Fuels
	China Petroleum and Chemical Corporation - ADR
SNP 121020P00100000	Expiration: October 2012, Exercise Price: $100.00	37	28,675
	PetroChina Company Ltd. - ADR
PTR 130119P00115000	Expiration: January 2013, Exercise Price: $115.00	14	3,745
PTR 130119P00125000	Expiration: January 2013, Exercise Price: $125.00	16	8,640
			41,060
	Oil and Gas Extraction
	Canadian Natural Resources Ltd.
CNQ 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	78	15,990
CNQ 130119P00031000	Expiration: January 2013, Exercise Price: $31.00	13	3,315
CNQ 130119P00033000	Expiration: January 2013, Exercise Price: $33.00	26	9,620
CNQ 130119P00037000	Expiration: January 2013, Exercise Price: $37.00	12	8,040
CNQ 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	25	10,250
CNQ 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	3	1,500
	Cenovus Energy Inc.
CVE 130316P00030000	Expiration: March 2013, Exercise Price: $30.00	100	12,750
	CNOOC Ltd. - ADR
CEO 121222P00175000	Expiration: December 2012, Exercise Price: $175.00	3	720
CEO 121222P00180000	Expiration: December 2012, Exercise Price: $180.00	5	1,700
CEO 130316P00180000	Expiration: March 2013, Exercise Price: $180.00	22	14,850
	Encana Corporation
ECA 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	205	7,688
ECA 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	13	4,940
ECA 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	50	10,750
ECA 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	9	2,722
ECA 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	5	2,050
	EXCO Resources, Inc.
XCO 130316P00006000	Expiration: March 2013, Exercise Price: $6.00	250	8,125
	Occidental Petroleum Corporation
OXY 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	82	25,010
	Penn West Petroleum Ltd.
PWE 121222P00012000	Expiration: December 2012, Exercise Price: $12.00	110	2,750
PWE 121222P00014000	Expiration: December 2012, Exercise Price: $14.00	172	13,760
PWE 130316P00013000	Expiration: March 2013, Exercise Price: $13.00	60	5,400
	Petroleo Brasileiro S.A. - ADR
PBR 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	41	7,606
PBR 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	101	31,310
PBR 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	8	9,920
	Sasol Ltd. - ADR
SSL 121222P00040000	Expiration: December 2012, Exercise Price: $40.00	24	3,780
SSL 121222P00045000	Expiration: December 2012, Exercise Price: $45.00	15	5,100
SSL 130316P00040000	Expiration: March 2013, Exercise Price: $40.00	50	8,500
	StatoilHydro ASA - ADR
STO 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	24	900
	Suncor Energy, Inc.
SU 130119P00028000	Expiration: January 2013, Exercise Price: $28.00	9	576
SU 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	6	666
SU 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	85	15,555
SU 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	12	2,574
SU 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	43	16,985
	Total SA - ADR
TOT 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	84	9,030
TOT 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	14	3,815
TOT 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	16	5,840
	WPX Energy Inc.
WPX 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	141	11,632
WPX 140118P00012500	Expiration: January 2014, Exercise Price: $12.50	100	21,000
			316,719
	Performing Arts, Spectator Sports, and Related Industries
	The Madison Square Garden Company
MSG 130216P00037000	Expiration: February 2013, Exercise Price: $37.00	2	350

	Personal and Laundry Services
	Weight Watchers International, Inc.
WTW 121020P00065000	Expiration: October 2012, Exercise Price: $65.00	40	48,800

	Petroleum and Coal Products Manufacturing
	Exxon Mobile Corporation
XOM 130119P00085000	Expiration: January 2013, Exercise Price: $85.00	2	239
XOM 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	20	10,750
XOM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	1	723
			11,712
	Pharmaceuticals and Biotechnology
	Novartis AG - ADR
NVS 130119P00047500	Expiration: January 2013, Exercise Price: $47.50	22	220
NVS 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	20	300
NVS 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	30	600
	Sanofi - ADR
SNY 121222P00034000	Expiration: December 2012, Exercise Price: $34.00	79	1,383
SNY 130316P00040000	Expiration: March 2013, Exercise Price: $40.00	35	5,075
			7,578
	Pipeline Transportation
	The Williams Companies, Inc.
WMB1 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	80	1,040
WMB1 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	15	360
WMB 130216P00025000	Expiration: February 2013, Exercise Price: $25.00	65	1,268
			2,668
	Primary Metal Manufacturing
	Commercial Metals Company
CMC 130316P00012000	Expiration: March 2013, Exercise Price: $12.00	230	19,550
	Mueller Industries, Inc.
MLI 121222P00035000	Expiration: December 2012, Exercise Price: $35.00	20	3,100
MLI 130316P00045000	Expiration: March 2013, Exercise Price: $45.00	15	4,500
			27,150
	Professional, Scientific, and Technical Services
	Automatic Data Processing, Inc.
ADP 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	32	1,120
ADP 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	3	1,080
			2,200
	Publishing Industries (except Internet)
	News Corporation - Class A
NWSA 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	225	1,687

	Rail Transportation
	Canadian National Railway Company
CNI 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	6	480
CNI 130420P00080000	Expiration: April 2013, Exercise Price: $80.00	42	12,075
	Canadian Pacific Railway Limited
CP 121222P00065000	Expiration: December 2012, Exercise Price: $65.00	26	845
CP 121222P00070000	Expiration: December 2012, Exercise Price: $70.00	30	1,800
CP 130316P00075000	Expiration: March 2013, Exercise Price: $75.00	15	3,675
	CSX Corporation
CSX 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	178	15,753
CSX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	36	5,994
CSX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	45	12,150
	Norfolk Southern Corporation
NSC 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	15	4,200
NSC 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	32	13,120
NSC 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	15	11,400
NSC 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	15	14,475
	Union Pacific Corporation
UNP 130119P00090000	Expiration: January 2013, Exercise Price: $90.00	4	180
UNP 130119P00097500	Expiration: January 2013, Exercise Price: $97.50	7	623
UNP 130119P00100000	Expiration: January 2013, Exercise Price: $100.00	26	2,938
UNP 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	11	7,205
UNP 140118P00100000	Expiration: January 2014, Exercise Price: $100.00	5	3,975
			110,888
	Real Estate
	Boston Properties, Inc.
BXP 130119P00077500	Expiration: January 2013, Exercise Price: $77.50	2	55
BXP 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	8	700
	CBRE Group, Inc. - Class A
CBG 121222P00017000	Expiration: December 2012, Exercise Price: $17.00	105	8,137
CBG 130316P00014000	Expiration: March 2013, Exercise Price: $14.00	60	3,150
	General Growth Properties, Inc.
GGP 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	90	1,710
	Jones Lang LaSalle Inc.
JLL 121222P00060000	Expiration: December 2012, Exercise Price: $60.00	6	465
JLL 121222P00070000	Expiration: December 2012, Exercise Price: $70.00	4	1,010
JLL 130316P00060000	Expiration: March 2013, Exercise Price: $60.00	15	2,925
	Vornado Realty Trust - REIT
VNO 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	11	770
VNO 130119P00080000	Expiration: January 2013, Exercise Price: $80.00	33	10,230
VNO 130316P00075000	Expiration: March 2013, Exercise Price: $75.00	6	1,470
VNO 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	1	960
	Washington - REIT
WRE 121020P00025000	Expiration: October 2012, Exercise Price: $25.00	30	225
WRE 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	30	1,650
			33,457
	Restaurants
	The Wendy's Company
WEN 130119P00005000	Expiration: January 2013, Exercise Price: $5.00	750	45,000
WEN 130216P00005000	Expiration: February 2013, Exercise Price: $5.00	170	10,625
			55,625
	Satellite Telecommunication
	DISH Network Corp. - Class A
DISH 130119P00026000	Expiration: January 2013, Exercise Price: $26.00	25	1,937
DISH 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	3	1,500
			3,437

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	CBOE Holdings Inc.
CBOE 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	122	2,745
CBOE 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	25	3,438
CBOE 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	60	12,300
	The Charles Schwab Corporation
SCHW 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	50	500
SCHW 130119P00012500	Expiration: January 2013, Exercise Price: $12.50	201	13,567
SCHW 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	50	12,000
	CME Group Inc.
CME 130119P00044000	Expiration: January 2013, Exercise Price: $44.00	10	300
CME 130119P00048000	Expiration: January 2013, Exercise Price: $48.00	40	2,400
CME 130119P00052000	Expiration: January 2013, Exercise Price: $52.00	30	3,450
CME 140118P00048000	Expiration: January 2014, Exercise Price: $48.00	10	4,100
CME 140118P00052000	Expiration: January 2014, Exercise Price: $52.00	2	1,100
	Interactive Brokers Group, Inc. - Class A
IBKR 130119P00013210	Expiration: January 2013, Exercise Price: $13.21	50	1,875
IBKR 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	180	20,700
	Invesco Ltd.
IVZ 130119P00019000	Expiration: January 2013, Exercise Price: $19.00	55	1,238
IVZ 130420P00023000	Expiration: April 2013, Exercise Price: $23.00	47	7,402
			87,115
	Support Activities for Mining
	Halliburton Company
HAL 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	11	1,804
HAL 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	70	21,350
HAL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	45	16,650
			39,804
	Support Activities for Transportation
	The Brink's Company
BCO 130316P00025000	Expiration: March 2013, Exercise Price: $25.00	150	30,000
	Expeditors International of Washington, Inc.
EXPD 130119P00037500	Expiration: January 2013, Exercise Price: $37.50	78	21,450
EXPD 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	53	23,850
	Grupo Aeroportuario del Pacifico SAB de CV - ADR
PAC 121020P00035000	Expiration: October 2012, Exercise Price: $35.00	25	313
			75,613
	Telecommunications
	China Unicom (Hong Kong) Limited - ADR
CHU 121020P00016000	Expiration: October 2012, Exercise Price: $16.00	57	1,995
	DIRECTV
DTV 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	2	1,020
	Verizon Communications Inc.
VZ 130119P00044000	Expiration: January 2013, Exercise Price: $44.00	4	526
VZ 130420P00040000	Expiration: April 2013, Exercise Price: $40.00	45	4,343
VZ 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	28	7,868
VZ 140118P00042000	Expiration: January 2014, Exercise Price: $42.00	23	8,280
	Vodafone Group PLC - ADR
VOD1 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	45	337
VOD 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	49	613
VOD 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	43	860
VOD1 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	25	500
VOD 130119P00026000	Expiration: January 2013, Exercise Price: $26.00	3	112
VOD 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	22	2,750
			29,204
	Transportation Equipment Manufacturing
	The Boeing Company
BA 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	5	910
BA 130119P00067500	Expiration: January 2013, Exercise Price: $67.50	19	5,007
BA 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	7	2,625
BA 130216P00067500	Expiration: February 2013, Exercise Price: $67.50	2	670
BA 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	31	18,057
BA 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	11,070
BA 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	1	1,060
	Federal-Mogul Corporation
FDML 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	72	23,940
FDML 121020P00015000	Expiration: October 2012, Exercise Price: $15.00	50	29,250
FDML 130420P00010000	Expiration: April 2013, Exercise Price: $10.00	180	27,450
	General Dynamics Corporation
GD 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	22	4,015
GD 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	30	8,100
GD 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	10	5,550
	Lear Corporation
LEA 130316P00035000	Expiration: March 2013, Exercise Price: $35.00	30	7,425
	Oshkosh Corporation
OSK 130119P00019000	Expiration: January 2013, Exercise Price: $19.00	20	600
OSK 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	75	3,000
OSK 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	85	12,113
	Toyota Motor Corporation - ADR
TM 130119P00067500	Expiration: January 2013, Exercise Price: $67.50	21	1,754
TM 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	11	1,325
TM 130119P00072500	Expiration: January 2013, Exercise Price: $72.50	10	1,725
TM 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	16	9,640
TM 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	14	10,150
			185,436
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	55	4,400
NDAQ 130119P00024000	Expiration: January 2013, Exercise Price: $24.00	32	5,520
NDAQ 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	66	15,510
NDAQ 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	30	6,300
	NYSE Euronext
NYX 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	16	1,240
NYX 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	141	22,701
NYX 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	16	4,656
NYX 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	1,590
			61,917
	Utilities
	Cadiz Inc.
CDZI 121117P00007500	Expiration: November 2012, Exercise Price: $7.50	232	6,380
CDZI 121117P00010000	Expiration: November 2012, Exercise Price: $10.00	45	5,288
	FirstEnergy Corp.
FE 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	10	100
FE 130119P00038000	Expiration: January 2013, Exercise Price: $38.00	28	630
FE 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	45	1,800
FE 130119P00043000	Expiration: January 2013, Exercise Price: $43.00	31	3,720
FE 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	13	4,193
	Huaneng Power International, Inc. - ADR
HNP 121117P00020000	Expiration: November 2012, Exercise Price: $20.00	165	7,425
HNP 121117P00022500	Expiration: November 2012, Exercise Price: $22.50	11	2,310
HNP 130216P00025000	Expiration: February 2013, Exercise Price: $25.00	10	625
	National Grid PLC - ADR
NGG 121222P00050000	Expiration: December 2012, Exercise Price: $50.00	20	850
NGG 130316P00050000	Expiration: March 2013, Exercise Price: $50.00	20	1,850
	PICO Holdings, Inc.
PICO 121020P00022500	Expiration: October 2012, Exercise Price: $22.50	137	4,452
	Utilities Select Sector SPDR Fund
XLU 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	30	240
XLU 130119P00031000	Expiration: January 2013, Exercise Price: $31.00	12	2,550
XLU 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	50	1,075
	Veolia Environnement - ADR
VE 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	219	36,682
VE 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	25	1,250
VE 130420P00010000	Expiration: April 2013, Exercise Price: $10.00	140	10,850
			92,270
	Waste Management and Remediation Services
	Republic Services, Inc.
RSG 121020P00025000	Expiration: October 2012, Exercise Price: $25.00	100	750
RSG 121020P00030000	Expiration: October 2012, Exercise Price: $30.00	7	1,855
RSG 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	42	1,785
	Waste Management, Inc.
WM 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	83	5,188
WM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	35	4,200
WM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	57	15,817
			29,595
	Water Transportation
	Carnival Corporation
CCL 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	60	450

	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($4,535,171))		$2,763,860

*	- 100 Shares Per Contract.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.
REIT	- Real Estate Investment Trust.

Disclosures about Derivative Instruments and Hedging Activities at September 30, 2012

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of September 30, 2012:

Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value
Written Options			Written option contracts, at value
Total		-		$ 2,763,860
		$ -		$ 2,763,860

Summary of Fair Value Exposure at September 30, 2012

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets.

Various inputs are used in determining the value of the Master Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value the The Internet Portfolio's net assets as of September 30, 2012:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$114,398,798	$939,538	(1)	$–	*(2)	$115,338,336
Escrow Notes	–	–		–	*	–
Rights	957,432	–		–		957,432
Short-Term Investments	32,530	955,000	+	–		987,530
Investments Purchased with the Cash
Proceeds from Securities Lending	32,949,113	–		–		32,949,113
Total Investments in Securities	$148,337,873	$1,894,538		$–	*	$150,232,411

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Administrative and Support Services	$1,650
Rental and Leasing Services	933,120
Telecommunications	4,768
$939,538

Transfer into Level 2	$933,120

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:
Special Purpose Entity	$ –	*

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$25
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(25)
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2012	$-	*

Description	Fair Value at 9/30/2012		Valuation Techniques	Unobservable Input	Range
Common Stocks	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00
Escrow Notes	-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio's net assets as of September 30, 2012:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$5,960,336	$–		$–		$5,960,336
Preferred Stocks	257	–		–		257
Rights	7,956	–		–	*	7,956
Warrants	312	–		–		312
Short-Term Investments	259,000	280,000	+	–		539,000
Investments Purchased with the Cash
Proceeds from Securities Lending	1,252,834	–		–		1,252,834
Total Investments in Securities	$7,480,695	$280,000		$–	*	$7,760,695

For the period ended September 30, 2012, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$2,226
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(315)
Net purchases	-	*
Net sales	-
Transfer in and/or out of Level 3	(1,911)
Balance as of September 30, 2012	$-	*

Transfers were made out of Level 3 into Level 1 due to an increase in market activity.

Description	Fair Value at 9/30/2012	Valuation Techniques	Unobservable Input	Range
Rights	$-	Conservative Value Assigned/Market Comparables	No active market/Market Comparables	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

The Paradigm Portfolio

The following is a summary of the inputs used to value the The Paradigm Portfolio's net assets as of September 30, 2012:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$809,178,218	$25,548	(1)	$–	*(2)	$809,203,766
Preferred Stocks	45,152	–		–		45,152
Convertible Bonds	–	4,725,000		–		4,725,000
Corporate Bonds	–	–		–	*	–
Rights	1,385,029	–		–		1,385,029
Short-Term Investments	14,965,202	40,000,000	+	–		54,965,202
Investments Purchased with the Cash
Proceeds from Securities Lending	205,861,814	–		–		205,861,814
Total Investments in Securities	$1,031,435,415	$44,750,548		$–	*	$1,076,185,963

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Merchant Wholesalers, Nondurable Goods	$25,548

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:
Credit Intermediation and Related Activities	$–	*
Transfers out of Level 2 into Level 3	$–	*

Transfers were made out of Level 2 and into Level 3 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$390,177
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(54,893)
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	(335,284)
Balance as of September 30, 2012	$- *

Transfers were made out of Level 3 into Level 1 due to an increase in market activity.

Description	Fair Value at 9/30/2012		Valuation Techniques	Unobservable Input	Range
Common Stocks	$-	*	Delisted-Acquired by the U.S. Government/Market Comparables	No active market/Market Comparables	$0.00-$0.00
Corporate Bonds	$-	*	Defaulted/Market Comparables	No active market/Market Comparables	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

The Medical Portfolio

The following is a summary of the inputs used to value the The Medical Portfolio's net assets as of September 30, 2012:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$19,025,099	$–		$–	$19,025,099
Rights	26,104	840		–	26,944
Short-Term Investments	37,749	185,000	+	–	222,749
Investments Purchased with the Cash
Proceeds from Securities Lending	6,971,137	–		–	6,971,137
Total Investments in Securities	$26,060,089	$185,840		$–	$26,245,929

For the period ended September 30, 2012, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales	-	*
Transfer in and/or out of Level 3	-
Balance as of September 30, 2012	$-

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value the The Small Cap Opportunities Portfolio's net assets as of September 30, 2012:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$79,846,058	$1,867,039	(1)	$–		$81,713,097
Corporate Bonds	–	–		–	*	–
Rights	422,610	–		–		422,610
Short-Term Investments	22,670	180,000	+	–		202,670
Investments Purchased with the Cash
Proceeds from Securities Lending	19,614,449	–		–		19,614,449
Total Investments in Securities	$99,905,787	$2,047,039		$–	*	$101,952,826

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$1,787,961
Oil and Gas Extraction	930
Rental and Leasing Services	36,288
Telecommunications	41,860
$1,867,039

Transfers into Level 2 from Level 1	$36,288
Transfers out of Level 2 into Level 1	(45,248)
Net transfers in and/or out of Level 2	$(8,960)

Transfers were made into Level 2 from Level 1 due to a lack of market activity.
Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$3
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(3)
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2012	$-	*

Description	Fair Value at 9/30/2012		Valuation Techniques	Unobservable Input	Range
Corporate Bonds	$-	*	Defaulted/Market Comparables	No active market/Market Comparables	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

The Market Opportunities Portfolio

The following is a summary of the inputs used to value the The Market Opportunities Portfolio's net assets as of September 30, 2012:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$38,310,857	$692,352	(1)	$–	*(2)	$39,003,209
Mutual Funds	8,679	–		–		8,679
Rights	12,680	–		–		12,680
Short-Term Investments	2,123,000	2,145,000	+	–		4,268,000
Investments Purchased with the Cash
Proceeds from Securities Lending	9,842,689	–		–		9,842,689
Total Investments in Securities	$50,297,905	$2,837,352		$–	*	$53,135,257

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$688,094
Merchant Wholesalers, Nondurable Goods	4,258
$692,352

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:
Credit Intermediation and Related Activities	$–	*
Transfers out of Level 2 into Level 3	$–	*
Transfers out of Level 2 into Level 1	(336,222)
Net transfers in and/or out of Level 2	$(336,222)

Transfers between levels are recognized at the end of the reporting period.
Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.
Transfers were made out of Level 2 and into Level 3 due to a decrease in market activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	-	*
Balance as of September 30, 2012	$-	*

Description	Fair Value at 9/30/2012		Valuation Techniques	Unobservable Input	Range
Common Stocks	$-	*	Delisted-Acquired by the U.S. Government/Market Comparables	No active market/Market Comparables	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists

The Water Infrastructure Portfolio

The following is a summary of the inputs used to value the The Water Infrastructure Portfolio's net assets as of September 30, 2012:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$748,861	$–	$–	$748,861
Convertible Bonds	–	2,993,305	–	2,993,305
Corporate Bonds	–	3,798,364	–	3,798,364
Warrants	596	–	–	596
Short-Term Investments	33,000	–	–	33,000
Investments Purchased with the Cash
Proceeds from Securities Lending	361,957	–	–	361,957
Total Investments in Securities	$1,144,414	$6,791,669	$–	$7,936,083

Liabilities
Written Options	$–	$61,393	$–	$61,393

Transfers out of Level 2 into Level 1	$596

Transfers between levels are recognized at the end of the reporting period.

The Multi-Disciplinary Portfolio

The following is a summary of the inputs used to value the The Multi-Disciplinary Portfolio's net assets as of September 30, 2012:

Assets^	Level 1	Level 2		Level 3	Total
Convertible Bonds	$–	$31,129,484		$–	$31,129,484
Corporate Bonds	–	12,941,414		–	12,941,414
Municipal Bonds	–	770,000		–	770,000
Exchange Traded Funds	1,240,662	–		–	1,240,662
Mutual Funds	238,021	–		–	238,021
Short-Term Investments	670,000	685,000	+	–	1,355,000
Investments Purchased with the Cash
Proceeds from Securities Lending	44,800	–		–	44,800
Total Investments in Securities	$2,193,483	$45,525,898		$–	$47,719,381

Liabilities
Put Options Written		$–	$2,763,860	$–	$2,763,860

For the period ended September 30, 2012, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

*	Amount is less than $0.50.
^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)* /s/ Peter B. Doyle
   Peter B. Doyle, President

Date November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
   Peter B. Doyle, President

Date November 29, 2012

By (Signature and Title)* /s/ Leonid Polyakov
   Leonid Polyakov, Treasurer

Date November 29, 2012

* Print the name and title of each signing officer under his or her signature.